Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
(Loss) income before tax	$ (4,221,000)	$ (8,926,000)	$ 1,184,488,000
Adjustments to reconcile (loss) income before tax to net cash flows (used in) provided by operating activities:
Share-based payment costs	2,145,000	6,170,000	7,082,000
Depreciation expense	1,000	4,000	227,000
Other including foreign exchange rate gain (loss)		6,000	4,217,000
Cash inflow from interest on available-for-sale financial assets			571,000
Cash inflow for taxes		472,000
Cash (outflow) for taxes	(67,000)	(7,089,000)	(255,453,000)
Decrease in other receivables and prepayments	200,000	384,000	71,000
(Decrease) in trade payables and accrued liabilities	(289,000)	(5,808,000)	(1,256,000)
Net cash flows (used in) provided by operating activities	(2,231,000)	(14,787,000)	939,947,000
Investing activities:
Proceeds from the maturity of available-for-sale financial assets			85,368,000
Reduction in non-current asset		3,000
Purchase of equipment			(3,000)
Net cash flows provided by investing activities		3,000	85,365,000
Financing activities:
Shares issued for cash		1,000	49,000
Shareholder distribution			(1,093,927,000)
Repurchase of equity awards	(799,000)	(8,121,000)	(24,813,000)
Net cash flows (used in) financing activities	(799,000)	(8,120,000)	(1,118,691,000)
Net (decrease) in cash and cash equivalents	(3,030,000)	(22,904,000)	(93,379,000)
Net foreign exchange differences	(1,914,000)	(4,108,000)	145,035,000
Cash and cash equivalents at beginning of period	82,542,000	109,554,000	57,898,000
Cash and cash equivalents at end of period	$ 77,598,000	$ 82,542,000	$ 109,554,000